Consolidated Statements of Financial Position € in Thousands, $ in Thousands	Jun. 30, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
Current assets
Cash and cash equivalents	€ 209,115	€ 258,756
Current trade and others receivables	11,428	7,236
Other current assets	2,982	2,101
Inventories	4	4
Total - Current assets	223,530	268,097
Non-current assets
Intangible assets	149	174
Property, plant and equipment	8,554	9,015
Non-current trade and other receivables	0	3
Other non-current financial assets	4,817	4,431
Deferred tax assets	0	0
Total - Non-current assets	13,519	13,623
Total - Assets	237,049	281,720
Current liabilities
Current convertible loans	415	415
Other current loans and borrowings	1,830	1,773
Current trade and other payables	14,273	40,988
Current deferred income and revenue	13,670	14,298
Current provisions	193	313
Other current tax liabilities	4,906	5,051
Total - Current liabilities	35,288	62,837
Non-current liabilities
Non-current convertible loans	48,760	47,682
Other non-current loans and borrowings	23,739	24,365
Non-current trade and other payables	450	450
Non-current deferred income and revenue	18,284	25,821
Non-current employee benefits	714	864
Deferred tax liabilities	647	602
Total - Non-current liabilities	92,595	99,786
Shareholders' equity
Share capital	12,454	12,454
Share premium	444,586	444,438
Retained earnings (accumulated deficit)	(337,656)	(405,076)
Currency translation adjustment	181	22
Net profit (loss)	(10,399)	67,259
Total shareholders' equity - Group share	109,166	119,097
Non-controlling interests	0	0
Total - Shareholders' equity	109,166	119,097
Total - Shareholders' equity & liabilities	€ 237,049	€ 281,720